Financial expenses - Schedule of Financial Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel	Sep. 01, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt	$ 162,738	$ 145,871	$ 86,703
Amortization of deferred financing fees	7,041	10,541	13,381
Write-offs of deferred financing fees	1,466	13,212	2,467
Accretion of Convertible Notes	11,375	13,225	12,211
Accretion of premiums and discounts on assumed debt	3,615	3,779	1,478
Total financial expenses	186,235	186,628	116,240
Average borrowings	2,910,200	2,806,900	2,265,700
Interest costs capitalised	2,800	200	4,200
Write-offs of deferred financing fees related to repayment of debt		12,000
Write-offs of deferred financing fees related to the refinancing of borrowings	1,200		800
STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt			$ 500
Number of vessels sold | vessel			2
STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt			$ 100
Sale leaseback transaction, number of vessels | vessel			3
STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt			$ 1,100
Number of vessels under finance lease arrangements | vessel			5
NPTI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Liabilities incurred				$ 907,400
Convertible Notes due 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to the refinancing of borrowings	$ 300
Exchange of our Convertible Notes due 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt		$ 1,200